Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Laboratory and manufacturing equipment	$28,158	$28,101
Land and buildings	10,186	10,404
Leasehold improvements	1,490	1,614
Computer equipment and software	529	463
Capitalized software	232	228
Construction in process	21,683	22,097
Property and equipment – at cost	62,278	62,907
Less accumulated depreciation	(5,973)	(4,392)
Property and equipment – net	$56,305	$58,515

Schedule of property and equipment, net

Property and equipment, net, consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Laboratory and manufacturing equipment	$28,158	$28,101
Land and buildings	10,186	10,404
Leasehold improvements	1,490	1,614
Computer equipment and software	529	463
Capitalized software	232	228
Construction in process	21,683	22,097
Property and equipment – at cost	62,278	62,907
Less accumulated depreciation	(5,973)	(4,392)
Property and equipment – net	$56,305	$58,515

Gelesis
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment, Net

	At December 31,
	2021	2020
Laboratory and manufacturing equipment	$28,101	$8,176
Land and buildings	10,404	4,334
Leasehold improvements	1,614	1,742
Computer equipment and software	463	176
Capitalized software	228	17
Construction in process	22,097	35,551
Property and equipment – at cost	62,907	49,996
Less accumulated depreciation	(4,392)	(3,101)
Property and equipment – net	$58,515	$46,895

Schedule of property and equipment, net

	At December 31,
	2021	2020
Laboratory and manufacturing equipment	$28,101	$8,176
Land and buildings	10,404	4,334
Leasehold improvements	1,614	1,742
Computer equipment and software	463	176
Capitalized software	228	17
Construction in process	22,097	35,551
Property and equipment – at cost	62,907	49,996
Less accumulated depreciation	(4,392)	(3,101)
Property and equipment – net	$58,515	$46,895